UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                              101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                   DATE OF REPORTING PERIOD: JANUARY 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2010

United Association S&P 500 Index Fund

Description                                            Shares          Value
-----------                                         ------------   -------------
COMMON STOCK (95.3%)
   CONSUMER DISCRETIONARY (9.2%)
   Abercrombie & Fitch, Cl A                               1,959   $      61,787
   Amazon.com *                                            7,470         936,813
   Apollo Group, Cl A *                                    2,835         171,773
   AutoNation *                                            2,054          36,972
   Autozone *                                                670         103,870
   Bed Bath & Beyond *                                     5,447         210,799
   Best Buy                                                7,620         279,273
   Big Lots *                                              2,386          67,786
   Black & Decker                                          1,328          85,868
   Carnival                                                9,574         319,101
   CBS, Cl B                                              14,944         193,226
   Coach                                                   7,076         246,811
   Comcast, Cl A                                          63,108         999,000
   Darden Restaurants                                      3,539         130,801
   DeVry                                                   1,604          97,940
   DIRECTV, Cl A *                                        21,651         657,108
   DR Horton                                               4,718          55,625
   Eastman Kodak                                           9,464          57,257
   Expedia                                                 4,147          88,787
   Family Dollar Stores                                    3,095          95,574
   Ford Motor *                                           75,218         815,363
   Fortune Brands                                          3,002         124,793
   GameStop, Cl A *                                        4,304          85,090
   Gannett                                                 5,285          85,353
   Gap                                                    10,467         199,710
   Genuine Parts                                           3,524         132,784
   Goodyear Tire & Rubber *                                5,325          71,035
   H&R Block                                               6,732         144,873
   Harley-Davidson                                         4,411         100,306
   Harman International Industries                         1,533          54,498
   Hasbro                                                  2,768          84,562
   Home Depot                                             37,626       1,053,904
   International Game Technology                           5,859         107,454
   Interpublic Group *                                    10,715          69,219
   JC Penney                                               5,251         130,382
   Johnson Controls                                       14,820         412,441
   KB Home                                                 1,078          16,472
   Kohl's *                                                6,759         340,451
   Leggett & Platt                                         2,691          49,138
   Lennar, Cl A                                            4,591          70,518
   Limited Brands                                          5,952         113,207
   Lowe's                                                 32,874         711,722
   Macy's                                                  9,355         149,025
   Marriott International, Cl A                            5,602         146,940

Description                                            Shares          Value
-----------                                         ------------   -------------
   Mattel                                                  8,024   $     158,233
   McDonald's                                             23,977       1,496,884
   McGraw-Hill                                             7,010         248,505
   Meredith                                                  807          25,001
   New York Times, Cl A                                    2,523          32,597
   Newell Rubbermaid                                       5,264          71,432
   News, Cl A                                             49,842         628,508
   Nike, Cl B                                              8,614         549,143
   Nordstrom                                               3,663         126,520
   Office Depot *                                          6,086          34,568
   Omnicom Group                                           7,225         255,043
   O'Reilly Automotive *                                   2,682         101,380
   Polo Ralph Lauren, Cl A                                 1,451         118,982
   priceline.com *                                         1,035         202,187
   Pulte Homes *                                           6,871          72,283
   RadioShack                                              2,785          54,363
   Ross Stores                                             2,757         126,629
   Scripps Networks Interactive, Cl A                      1,626          69,430
   Sears Holdings *                                        1,074         100,183
   Sherwin-Williams                                        2,114         133,922
   Staples                                                16,048         376,486
   Starbucks *                                            15,854         345,459
   Starwood Hotels & Resorts Worldwide                     3,755         125,117
   Target                                                 16,985         870,821
   Tiffany                                                 2,748         111,596
   Time Warner                                            25,640         703,818
   Time Warner Cable, Cl A                                 7,722         336,602
   TJX                                                     9,690         368,317
   VF                                                      1,963         141,395
   Viacom, Cl B *                                         13,340         388,728
   Walt Disney                                            41,142       1,215,746
   Washington Post, Cl B                                     106          46,070
   Whirlpool                                               1,645         123,671
   Wyndham Worldwide                                       3,307          69,414
   Wynn Resorts *                                          1,508          93,315
   Yum! Brands                                            10,417         356,366
                                                                   -------------
                                                                      20,444,125
                                                                   -------------
   CONSUMER STAPLES (11.1%)
   Altria Group                                           47,376         940,887
   Archer-Daniels-Midland                                 14,190         425,274
   Avon Products                                           9,323         280,995
   Brown-Forman, Cl B                                      2,427         124,554
   Campbell Soup                                           4,175         138,234
   Clorox                                                  3,585         212,125
   Coca-Cola                                              51,113       2,772,880
   Coca-Cola Enterprises                                   5,883         118,778

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2010

United Association S&P 500 Index Fund

Description                                            Shares          Value
-----------                                         ------------   -------------
   CONSUMER STAPLES - (CONTINUED)
   Colgate-Palmolive                                      10,949   $     876,249
   ConAgra Foods                                           9,768         222,124
   Constellation Brands, Cl A *                            2,794          44,928
   Costco Wholesale                                        9,223         529,677
   CVS                                                    31,762       1,028,136
   Dean Foods *                                            5,370          94,673
   Dr. Pepper Snapple Group                                5,632         155,781
   Estee Lauder, Cl A                                      2,609         137,025
   General Mills                                           7,064         503,734
   Hershey                                                 4,527         164,919
   HJ Heinz                                                7,005         305,628
   Hormel Foods                                            1,546          59,830
   JM Smucker                                              2,229         133,896
   Kellogg                                                 5,618         305,732
   Kimberly-Clark                                          9,187         545,616
   Kraft Foods, Cl A                                      32,677         903,846
   Kroger                                                 14,427         309,171
   Lorillard                                               3,932         297,652
   McCormick                                               2,897         105,161
   Mead Johnson Nutrition, Cl A                            4,519         204,394
   Molson Coors Brewing, Cl B                              3,485         146,370
   Pepsi Bottling Group                                    3,205         119,226
   PepsiCo                                                34,640       2,065,237
   Philip Morris International                            42,675       1,942,139
   Procter & Gamble                                       64,649       3,979,146
   Reynolds American                                       3,762         200,138
   Safeway                                                 7,856         176,367
   Sara Lee                                               13,323         161,741
   Supervalu                                               4,704          69,196
   Sysco                                                  13,984         391,412
   Tyson Foods, Cl A                                       6,717          92,829
   Walgreen                                               21,121         761,412
   Wal-Mart Stores                                        47,180       2,520,827
   Whole Foods Market *                                    3,089          84,083
                                                                   -------------
                                                                      24,652,022
                                                                   -------------
   ENERGY (10.8%)
   Anadarko Petroleum                                     10,383         662,228
   Apache                                                  7,401         730,997
   Baker Hughes                                            6,864         310,802
   BJ Services                                             6,504         134,438
   Cabot Oil & Gas                                         1,643          62,878
   Cameron International *                                 5,407         203,628
   Chesapeake Energy                                      15,182         376,210
   Chevron                                                44,294       3,194,483
   ConocoPhillips                                         32,774       1,573,152

Description                                            Shares          Value
-----------                                         ------------   -------------
   Consol Energy                                           3,943   $     183,783
   Denbury Resources *                                     5,454          73,902
   Devon Energy                                            9,809         656,320
   Diamond Offshore Drilling                               1,810         165,669
   El Paso                                                15,473         157,051
   EOG Resources                                           5,518         498,937
   Exxon Mobil                                           105,711       6,810,960
   FMC Technologies *                                      2,696         143,346
   Halliburton                                            19,111         558,232
   Hess                                                    6,380         368,700
   Marathon Oil                                           15,570         464,142
   Massey Energy                                           1,864          71,801
   Murphy Oil                                              4,683         239,208
   Nabors Industries Ltd. *                                4,974         110,920
   National Oilwell Varco                                  9,832         402,129
   Noble Energy                                            3,827         282,968
   Occidental Petroleum                                   17,811       1,395,314
   Peabody Energy                                          5,872         247,329
   Pioneer Natural Resources                               1,904          83,738
   Range Resources                                         2,914         134,044
   Rowan *                                                 3,587          77,049
   Schlumberger                                           26,429       1,677,184
   Smith International                                     5,490         166,457
   Southwestern Energy *                                   6,957         298,316
   Spectra Energy                                         12,920         274,550
   Sunoco                                                  3,678          92,281
   Tesoro                                                  5,459          68,237
   Valero Energy                                          12,615         232,368
   Williams                                               12,864         268,086
   XTO Energy                                             12,919         575,800
                                                                   -------------
                                                                      24,027,637
                                                                   -------------
   FINANCIALS (14.0%)
   Aflac                                                  10,599         513,310
   Allstate                                               11,362         340,065
   American Express                                       26,485         997,425
   American International Group *                          3,414          82,721
   Ameriprise Financial                                    5,693         217,700
   AON                                                     6,062         235,812
   Apartment Investment & Management REIT, Cl A            3,644          55,972
   Assurant                                                3,113          97,842
   AvalonBay Communities REIT                              1,815         139,047
   Bank of America                                       218,974       3,324,025
   Bank of New York Mellon                                26,178         761,518
   BB&T                                                   15,353         427,888
   Boston Properties REIT                                  2,882         186,955

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2010

United Association S&P 500 Index Fund

Description                                            Shares          Value
-----------                                         ------------   -------------
   FINANCIALS - (CONTINUED)
   Capital One Financial                                   9,946   $     366,610
   CB Richard Ellis Group, Cl A *                          5,988          73,652
   Charles Schwab                                         20,538         375,640
   Chubb                                                   7,581         379,050
   Cincinnati Financial                                    4,167         109,967
   Citigroup                                             394,105       1,308,429
   CME Group, Cl A                                         1,437         412,160
   Comerica                                                3,913         135,038
   Discover Financial Services                            12,296         168,209
   E*Trade Financial *                                    33,489          50,903
   Equity Residential REIT                                 6,069         194,511
   Federated Investors, Cl B                               2,543          64,541
   Fifth Third Bancorp                                    17,817         221,643
   First Horizon National *                                5,020          65,009
   Franklin Resources                                      3,286         325,413
   Genworth Financial, Cl A *                             12,071         167,063
   Goldman Sachs Group                                    11,275       1,676,818
   Hartford Financial Services Group                       8,365         200,676
   HCP REIT                                                6,059         171,773
   Health Care REIT                                        2,739         117,777
   Host Hotels & Resorts REIT                             13,884         147,170
   Hudson City Bancorp                                    10,576         140,344
   Huntington Bancshares                                  16,246          77,818
   IntercontinentalExchange *                              1,628         155,441
   Invesco                                                 9,412         181,652
   Janus Capital Group                                     2,990          36,508
   JPMorgan Chase                                         85,989       3,348,412
   Keycorp                                                19,240         138,143
   Kimco Realty REIT                                       7,798          98,411
   Legg Mason                                              3,567          91,957
   Leucadia National *                                     3,613          80,678
   Lincoln National                                        6,896         169,504
   Loews                                                   8,432         301,613
   M&T Bank                                                2,075         153,031
   Marsh & McLennan                                       11,679         251,799
   Marshall & Ilsley                                      11,802          81,552
   MetLife                                                17,979         635,018
   Moody's                                                 4,901         135,219
   Morgan Stanley                                         29,477         789,394
   Nasdaq OMX Group *                                      3,262          58,683
   Northern Trust                                          5,055         255,379
   NYSE Euronext                                           5,213         122,036
   People's United Financial                               6,970         112,705
   Plum Creek Timber REIT                                  3,582         129,561
   PNC Financial Services Group (A)                       10,479         580,851
   Principal Financial Group                               6,963         160,497

Description                                            Shares          Value
-----------                                         ------------   -------------
   Progressive                                            14,916   $     247,307
   Prologis REIT                                          10,465         131,859
   Prudential Financial                                   10,154         507,598
   Public Storage REIT                                     3,014         238,649
   Regions Financial                                      26,775         170,021
   Simon Property Group REIT                               6,366         458,365
   SLM *                                                  11,785         124,096
   State Street                                           10,972         470,479
   SunTrust Banks                                         11,199         272,472
   T Rowe Price Group                                      5,753         285,464
   Torchmark                                               1,832          82,257
   Travelers                                              12,101         613,158
   UnumProvident                                           7,544         147,636
   US Bancorp                                             42,180       1,057,874
   Ventas REIT                                             3,478         146,772
   Vornado Realty Trust REIT                               3,522         227,803
   Wells Fargo                                           113,953       3,239,684
   XL Capital Ltd., Cl A                                   8,358         140,164
   Zions Bancorporation                                    3,041          57,688
                                                                   -------------
                                                                      31,017,884
                                                                   -------------
   HEALTH CARE (12.6%)
   Abbott Laboratories                                    34,271       1,814,307
   Aetna                                                   9,636         288,791
   Allergan                                                6,450         370,875
   AmerisourceBergen                                       7,306         199,162
   Amgen *                                                22,070       1,290,654
   Baxter International                                   13,415         772,570
   Becton Dickinson                                        5,273         397,426
   Biogen Idec *                                           6,374         342,539
   Boston Scientific *                                    33,549         289,528
   Bristol-Myers Squibb                                   39,176         954,327
   Cardinal Health                                         8,726         288,569
   CareFusion *                                            4,729         121,772
   Celgene *                                               9,834         558,374
   Cephalon *                                              1,654         105,591
   Cigna                                                   6,621         223,591
   Coventry Health Care *                                  4,190          95,867
   CR Bard                                                 2,142         177,550
   DaVita *                                                2,261         135,117
   DENTSPLY International                                  3,334         111,789
   Eli Lilly                                              23,133         814,282
   Express Scripts *                                       6,023         505,089
   Forest Laboratories *                                   6,039         178,996
   Genzyme *                                               5,875         318,777
   Gilead Sciences *                                      19,515         941,989
   Hospira *                                               3,567         180,633

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2010

United Association S&P 500 Index Fund

Description                                            Shares          Value
-----------                                         ------------   -------------
   HEALTH CARE - (CONTINUED)
   Humana *                                                3,765   $     183,054
   IMS Health                                              4,066          87,988
   Intuitive Surgical *                                      783         256,871
   Johnson & Johnson                                      61,244       3,849,798
   King Pharmaceuticals *                                  5,490          65,935
   Laboratory Corp of America Holdings *                   2,356         167,512
   Life Technologies *                                     3,941         195,907
   McKesson                                                5,952         350,097
   Medco Health Solutions *                               10,458         642,958
   Medtronic                                              24,480       1,049,947
   Merck                                                  68,076       2,599,142
   Millipore *                                             1,235          85,178
   Mylan *                                                 7,813         142,431
   Patterson *                                             2,051          58,577
   PerkinElmer                                             3,823          76,995
   Pfizer                                                178,280       3,326,705
   Quest Diagnostics                                       3,788         210,878
   St. Jude Medical *                                      6,836         257,922
   Stryker                                                 6,215         322,683
   Tenet Healthcare *                                      9,632          53,361
   Thermo Fisher Scientific *                              8,641         398,782
   UnitedHealth Group                                     25,945         856,185
   Varian Medical Systems *                                2,313         116,321
   Waters *                                                2,094         119,316
   Watson Pharmaceuticals *                                2,354          90,323
   WellPoint *                                            10,121         644,910
   Zimmer Holdings *                                       4,742         267,069
                                                                   -------------
                                                                      27,955,010
                                                                   -------------
   INDUSTRIALS (10.0%)
   3M                                                     15,651       1,259,749
   Avery Dennison                                          2,475          80,462
   Boeing                                                 15,843         960,086
   Burlington Northern Santa Fe                            5,845         582,922
   Caterpillar                                            14,122         737,733
   CH Robinson Worldwide                                   3,656         207,039
   Cintas                                                  2,886          72,467
   CSX                                                     8,564         367,053
   Cummins                                                 4,445         200,736
   Danaher                                                 5,643         402,628
   Deere                                                   9,344         466,733
   Dover                                                   4,106         176,065
   Dun & Bradstreet                                          942          74,390
   Eaton                                                   3,644         223,159
   Emerson Electric                                       16,667         692,347
   Equifax                                                 2,802          89,664

Description                                            Shares          Value
-----------                                         ------------   -------------
   Expeditors International Washington                     4,153   $     141,617
   Fastenal                                                2,472         102,539
   FedEx                                                   6,649         520,949
   First Solar *                                             923         104,576
   Flowserve                                               1,226         110,548
   Fluor                                                   4,396         199,315
   General Dynamics                                        8,818         589,483
   General Electric                                      237,980       3,826,718
   Goodrich                                                2,766         171,243
   Honeywell International                                17,322         669,322
   Illinois Tool Works                                     8,540         372,259
   Iron Mountain                                           3,196          73,061
   ITT                                                     4,023         194,351
   Jacobs Engineering Group *                              2,763         104,414
   L-3 Communications Holdings                             2,779         231,602
   Lockheed Martin                                         7,288         543,102
   Masco                                                   7,889         106,975
   Monster Worldwide *                                     1,674          26,098
   Norfolk Southern                                        8,110         381,657
   Northrop Grumman                                        7,317         414,142
   Paccar                                                  7,535         271,486
   Pall                                                    2,065          71,181
   Parker Hannifin                                         3,880         216,931
   Pitney Bowes                                            4,586          95,939
   Precision Castparts                                     3,119         328,275
   Quanta Services *                                       4,681          85,288
   Raytheon                                                8,806         461,699
   Republic Services, Cl A                                 6,496         174,028
   Robert Half International                               3,331          89,671
   Rockwell Automation                                     3,122         150,605
   Rockwell Collins                                        3,485         185,367
   Roper Industries                                        2,017         101,011
   RR Donnelley & Sons                                     5,403         107,087
   Ryder System                                            1,237          45,027
   Snap-On                                                 1,278          52,245
   Southwest Airlines                                     16,683         189,018
   Stanley Works                                           1,773          90,866
   Stericycle *                                            1,522          80,559
   Textron                                                 5,949         116,184
   Union Pacific                                          11,143         674,151
   United Parcel Service, Cl B                            21,699       1,253,551
   United Technologies                                    21,016       1,418,160
   W.W. Grainger                                           1,401         139,091
   Waste Management                                       10,862         348,127
                                                                   -------------
                                                                      22,222,751
                                                                   -------------

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2010

United Association S&P 500 Index Fund

Description                                            Shares          Value
-----------                                         ------------   -------------
   INFORMATION TECHNOLOGY (18.0%)
   Adobe Systems *                                        11,446   $     369,706
   Advanced Micro Devices *                               11,086          82,702
   Affiliated Computer Services, Cl A *                    1,954         120,210
   Agilent Technologies *                                  7,649         214,401
   Akamai Technologies *                                   3,783          93,440
   Altera                                                  6,541         139,454
   Amphenol, Cl A                                          3,762         149,878
   Analog Devices                                          6,519         175,752
   Apple Computer *                                       19,865       3,816,464
   Applied Materials                                      29,616         360,723
   Autodesk *                                              5,090         121,091
   Automatic Data Processing                              11,109         453,136
   BMC Software *                                          4,038         156,028
   Broadcom, Cl A *                                        9,555         255,310
   CA                                                      8,936         196,949
   Cisco Systems *                                       127,442       2,863,622
   Citrix Systems *                                        3,685         153,112
   Cognizant Technology Solutions, Cl A *                  6,530         285,100
   Computer Sciences *                                     3,613         185,347
   Compuware *                                             7,042          53,449
   Convergys *                                             1,371          14,670
   Corning                                                34,551         624,682
   Dell *                                                 39,477         509,253
   eBay *                                                 25,015         575,845
   Electronic Arts *                                       7,195         117,135
   EMC *                                                  45,878         764,786
   Fidelity National Information Services                  7,276         171,423
   Fiserv *                                                3,689         166,153
   FLIR Systems *                                          2,914          86,196
   Google, Cl A *                                          5,321       2,817,044
   Harris                                                  2,889         123,996
   Hewlett-Packard                                        52,476       2,470,045
   Intel                                                 121,862       2,364,123
   International Business Machines                        29,308       3,587,006
   Intuit *                                                7,018         207,803
   Jabil Circuit                                           3,288          47,610
   JDS Uniphase *                                          4,905          38,553
   Juniper Networks *                                     11,438         284,006
   KLA-Tencor                                              3,778         106,540
   Lexmark International, Cl A *                           1,732          44,668
   Linear Technology                                       5,427         141,645
   LSI *                                                  14,531          72,510
   Mastercard, Cl A                                        2,090         522,291
   McAfee *                                                3,471         130,857
   MEMC Electronic Materials *                             6,333          79,669
   Microchip Technology                                    4,082         105,356

Description                                            Shares          Value
-----------                                         ------------   -------------
   Micron Technology *                                    19,016   $     165,819
   Microsoft                                             171,036       4,819,794
   Molex                                                   3,730          75,197
   Motorola                                               49,572         304,868
   National Semiconductor                                  6,262          83,034
   NetApp *                                                7,518         218,999
   Novell *                                                7,633          34,119
   Novellus Systems *                                      2,137          44,663
   NVIDIA *                                               12,602         193,945
   Oracle                                                 86,884       2,003,545
   Paychex                                                 7,150         207,278
   QLogic *                                                2,534          43,559
   Qualcomm                                               37,499       1,469,586
   Red Hat *                                               3,723         101,340
   SAIC *                                                  6,821         125,029
   Salesforce.com *                                        2,218         140,954
   SanDisk *                                               4,514         114,746
   Symantec *                                             17,089         289,659
   Tellabs                                                 6,062          38,979
   Teradata *                                              3,776         105,615
   Teradyne *                                              3,864          36,090
   Texas Instruments                                      28,415         639,337
   Total System Services                                   4,370          62,535
   VeriSign *                                              4,264          97,688
   Visa, Cl A                                             10,016         821,612
   Western Digital *                                       5,050         191,849
   Western Union                                          16,101         298,513
   Xerox                                                  21,100         183,992
   Xilinx                                                  6,132         144,593
   Yahoo! *                                               26,442         396,894
                                                                   -------------
                                                                      39,873,570
                                                                   -------------
   MATERIALS (3.2%)
   Air Products & Chemicals                                4,212         319,944
   Airgas                                                  1,815          76,702
   AK Steel Holding                                        2,371          48,226
   Alcoa                                                  21,289         271,009
   Allegheny Technologies                                  2,257          92,198
   Ball                                                    2,071         105,186
   Bemis                                                   2,409          67,597
   CF Industries Holdings                                  1,087         100,939
   Cliffs Natural Resources                                2,866         114,497
   Dow Chemical                                           25,118         680,447
   Eastman Chemical                                        2,261         127,814
   Ecolab                                                  5,236         229,860
   EI Du Pont de Nemours                                  19,899         648,906
   FMC                                                     1,585          80,740

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2010

United Association S&P 500 Index Fund

Description                                            Shares          Value
-----------                                         ------------   -------------
   MATERIALS - (CONTINUED)
   Freeport-McMoRan Copper & Gold                          9,370   $     624,885
   International Flavors & Fragrances                      1,729          68,762
   International Paper                                    11,136         255,126
   MeadWestvaco                                            3,765          90,624
   Monsanto                                               11,593         879,677
   Newmont Mining                                          9,922         425,257
   Nucor                                                   6,972         284,458
   Owens-Illinois *                                        3,702         100,768
   Pactiv *                                                4,465         100,686
   PPG Industries                                          3,674         215,590
   Praxair                                                 6,318         475,872
   Sealed Air                                              5,167         102,513
   Sigma-Aldrich                                           2,006          95,987
   Titanium Metals                                         1,870          21,748
   United States Steel                                     3,840         170,611
   Vulcan Materials                                        2,772         122,495
   Weyerhaeuser                                            3,868         154,333
                                                                   -------------
                                                                       7,153,457
                                                                   -------------
   TELECOMMUNICATION SERVICES (2.8%)
   American Tower, Cl A *                                  8,940         379,503
   AT&T                                                  126,156       3,199,316
   CenturyTel                                              6,554         222,901
   Frontier Communications                                 6,875          52,319
   MetroPCS Communications *                              33,953         191,155
   Qwest Communications International                     33,405         140,635
   Sprint-FON Group *                                     36,245         118,884
   Verizon Communications                                 63,095       1,856,255
   Windstream                                              9,716         100,172
                                                                   -------------
                                                                       6,261,140
                                                                   -------------
   UTILITIES (3.6%)
   AES *                                                  14,559         183,880
   Allegheny Energy                                        5,341         111,894
   Ameren                                                  6,434         164,389
   American Electric Power                                 9,720         336,798
   Centerpoint Energy                                      6,530          91,093
   CMS Energy                                              5,135          77,898
   Consolidated Edison                                     6,916         302,506
   Constellation Energy Group                              3,487         112,560
   Dominion Resources                                     12,430         465,628
   DTE Energy                                              3,589         150,881
   Duke Energy                                            27,118         448,260
   Dynegy, Cl A *                                         17,569          28,462
   Edison International                                    8,027         267,460
   Entergy                                                 4,221         322,104

Description                                            Shares          Value
-----------                                         ------------   -------------
   Equities                                                2,179   $      95,920
   Exelon                                                 14,509         661,901
   FirstEnergy                                             6,793         296,311
   FPL Group                                               9,151         446,203
   Integrys Energy Group                                   1,689          70,685
   Nicor                                                   1,001          40,560
   NiSource                                                6,105          86,996
   Northeast Utilities                                     3,909          98,976
   NRG Energy *                                            5,346         128,892
   Pepco Holdings                                          4,854          79,703
   PG&E                                                    8,250         348,480
   Pinnacle West Capital                                   2,242          80,308
   PPL                                                     8,343         246,035
   Progress Energy                                         6,194         241,380
   Progress Energy (CVO) *                                 7,250              --
   Public Service Enterprise Group                        11,174         341,813
   Questar                                                 3,844         159,449
   SCANA                                                   3,234         115,163
   Sempra Energy                                           5,967         302,825
   Southern                                               16,818         538,176
   TECO Energy                                             4,731          73,662
   Wisconsin Energy                                        2,586         126,559
   Xcel Energy                                            10,119         210,273
                                                                   -------------
                                                                       7,854,083
                                                                   -------------
TOTAL COMMON STOCK
   (Cost $260,103,279)                                               211,461,679
                                                                   -------------
EXCHANGE TRADED FUNDS (1.5%)
   i-Shares S&P 500 Index Fund                            18,500       1,995,040
   SPDR Trust Ser 1                                       13,000       1,395,810
                                                                   -------------
TOTAL EXCHANGE TRADED FUNDS
   (Cost $4,243,923)                                                   3,390,850
                                                                   -------------
CASH EQUIVALENT (1.6%)
   Goldman Financial Prime Obligation
      Money Market Fund, 0.030% (B)
      (Cost $3,612,027)                                3,612,027       3,612,027
                                                                   -------------
TOTAL INVESTMENTS - 98.4%
   (Cost $267,959,229)+                                            $ 218,464,556
                                                                   =============

PERCENTAGES ARE BASED ON NET ASSETS OF $221,924,053.

*    NON-INCOME PRODUCING SECURITY.

(A) THE FUND MAY PURCHASE SECURITIES OF CERTAIN COMPANIES WITH WHICH IT IS AFFILIATED TO THE EXTENT THESE COMPANIES ARE REPRESENTED IN ITS BENCHMARK INDEX.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2010

United Association S&P 500 Index Fund

(B)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2010.

CL - CLASS
CVO - CONTINGENT VALUE OBLIGATION
LTD. - LIMITED
REIT - REAL ESTATE INVESTMENT TRUST
SER - SERIES
SPDR - STANDARD & POOR'S DEPOSITARY RECEIPTS

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

+ AT JANUARY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $271,501,430, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $22,940,260 AND $(75,977,134), RESPECTIVELY.

A summary of the open long S&P 500 Index futures contracts held by the Fund at January 31, 2010, is as follows:

NUMBER OF    CONTRACT                  UNREALIZED
CONTRACTS      VALUE     EXPIRATION   DEPRECIATION
---------   ----------   ----------   ------------
    15      $4,014,000   March 2010     $(128,310)
                                        =========

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

AS OF JANUARY 31, 2010, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1, WITH THE EXCEPTION OF PROGRESS ENERGY (CVO), WHICH IS LEVEL 3. THE VALUE OF PROGRESS ENERGY (CVO) AT NOVEMBER 1, 2009 WAS ZERO AND THE VALUE HAS REMAINED ZERO FROM NOVEMBER 1, 2009 THROUGH JANUARY 31, 2010. THE FUND HAD NO PURCHASES OR SALES OF PROGRESS ENERGY (CVO) THROUGHOUT THE QUARTER ENDED JANUARY 31, 2010.

UAF-QH-003-0600

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.




ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/:Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/:Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: March 29, 2010


By (Signature and Title)                /s/:Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: March 29, 2010